Trade and Notes Payable	12 Months Ended
Dec. 31, 2021
Trade and Notes Payable
Trade and Notes Payable

15. Trade and Notes Payable

Trade and notes payable consist of the following:

	As of December 31,
	2020	2021
Trade payable for raw materials	2,991,538	7,089,370
Notes payable	168,977	2,286,680
Total	3,160,515	9,376,050

An aging analysis of the trade and notes payable as at December 31, 2020 and 2021, based on the invoice date, is as follows:

	As of December 31,
	2020	2021
Within 3 months	3,118,840	7,539,833
Between 3 months and 6 months	18,537	1,639,286
Between 6 months and 1 year	10,676	161,913
More than 1 year	12,462	35,018
Total	3,160,515	9,376,050